Financial Instruments and Risk Management - Schedule of Liquidity Risk (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Financial assets
Other financial assets	$ 71,651	$ 69,505
Trade and other receivables	211,746	91,568
Amount due from related party	451,335	881,314
Cash and cash equivalents	1,629,018	1,000,284	$ 956,975	$ 441,278
Financial liabilities
Trade and other payables	1,925,425	1,091,188
Amount due to related party	844,349	33,355
Lease liabilities	301,991	260,162	$ 149,903
Debt	4,810,433	6,028,791
Within 1 year [Member]
Financial assets
Other financial assets
Trade and other receivables	5,028,742	3,825,146
Amount due from related party	134,925	121,167
Cash and cash equivalents	1,629,018	1,000,283
Total undiscounted financial assets	6,792,685	4,946,596
Financial liabilities
Trade and other payables	1,755,837	825,522
Amount due to related party	207,551	216,940
Lease liabilities	114,113	103,063
Derivative liabilities
Debt	3,192,218	3,249,560
Total undiscounted financial liabilities	5,269,719	4,395,085
Within 2 to 5 years [Member]
Financial assets
Other financial assets
Trade and other receivables
Amount due from related party	316,410	432,017
Cash and cash equivalents
Total undiscounted financial assets	316,410	432,017
Financial liabilities
Trade and other payables
Amount due to related party
Lease liabilities	214,034	182,499
Derivative liabilities		173,551
Debt	1,023,017	1,342,420
Total undiscounted financial liabilities	1,237,051	1,698,470
After 5 years [Member]
Financial assets
Other financial assets	71,561	69,505
Trade and other receivables
Cash and cash equivalents
Total undiscounted financial assets	71,561	69,505
Financial liabilities
Trade and other payables
Amount due to related party
Lease liabilities
Derivative liabilities
Debt	1,901,399	2,365,217
Total undiscounted financial liabilities	1,901,399	2,365,217
Carrying amount [Member]
Financial assets
Other financial assets	71,561	69,505
Trade and other receivables	5,028,742	3,825,146
Amount due from related party	451,335	553,184
Cash and cash equivalents	1,629,018	1,000,283
Total undiscounted financial assets	7,180,656	5,448,119
Financial liabilities
Trade and other payables	1,755,837	825,522
Amount due to related party	207,551	216,940
Lease liabilities	301,991	260,162
Derivative liabilities		173,551
Debt	4,810,433	6,028,791
Total undiscounted financial liabilities	7,075,812	7,504,966
Contractual cash flow [Member]
Financial assets
Other financial assets	71,561	69,505
Trade and other receivables	5,028,742	3,825,146
Amount due from related party	451,335	553,184
Cash and cash equivalents	1,629,018	1,000,283
Total undiscounted financial assets	7,180,656	5,448,119
Financial liabilities
Trade and other payables	1,755,837	825,522
Amount due to related party	207,551	216,940
Lease liabilities	328,147	285,562
Derivative liabilities		173,551
Debt	6,116,634	6,957,197
Total undiscounted financial liabilities	$ 8,408,169	$ 8,458,772